INVENTORY - Schedule of inventories (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
INVENTORY [abstract]
Finished goods	$ 3,878,754	$ 2,283,439	$ 0
Work in progress	2,313,089	4,575,595	0
Inventory	$ 6,191,843	$ 6,859,034	$ 0